Description of Organization and Business Operations (Details Narrative) - USD ($)					1 Months Ended	3 Months Ended		7 Months Ended	12 Months Ended
	Dec. 15, 2022	Nov. 21, 2022	Nov. 12, 2021	May 20, 2021	Jan. 31, 2023	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 21, 2022
Stock Issued During Period, Shares, New Issues	499,992
Share price			$ 11.50			$ 10.20			$ 10.20
Proceeds from Issuance Initial Public Offering			$ 143,750,000
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 0.01		$ 0.01
Transaction costs			8,333,135
Underwriting discount			2,875,000			$ 2,875,000			$ 2,875,000
Deferred underwriting discount			5,031,250			5,031,250			5,031,250
Other Deferred Costs, Net			426,884			426,885			426,885
Number of share issued underwriters excluding deferred fees amount		$ 500,000
Cash on hand			1,579,046			7,072			117,506
Interest on Dissolution Expenses			100,000			$ 100,000			$ 100,000
Temporary Equity, Redemption Price Per Share						$ 10.20		$ 10.20	$ 10.20
Temporary Equity, Aggregate Amount of Redemption Requirement										$ 13,026,951
Working capital							$ 100,000		$ 100,000
Common Stock, Value, Issued
Funds tranfer from trust								$ (663,995)	333,814
Working capital						$ 100,000			$ 100,000
Common Class A [Member]
Share price						$ 18.00			$ 18.00
Shares Issued, Price Per Share						$ 11.50			$ 11.50
Common Stock, Shares, Outstanding						0		0	0
Common Stock, Par or Stated Value Per Share						$ 0.0001		$ 0.0001	$ 0.0001
Stock Issued During Period, Shares, Conversion of Convertible Securities					1,000,000
Common Stock, Value, Issued					$ 2,348,049
Common Class B [Member]
Stock Issued During Period, Shares, New Issues				4,312,500
Common Stock, Shares, Outstanding						4,791,667		4,791,667	4,791,667
Common Stock, Par or Stated Value Per Share						$ 0.0001		$ 0.0001	$ 0.0001
Stock Issued During Period, Shares, Conversion of Convertible Securities					1,000.00
Common Stock, Value, Issued					$ 3,791,667	$ 479		$ 479	$ 479
Trust [Member]
Proceeds from Issuance Initial Public Offering			$ 146,625,000
Shares Issued, Price Per Share			$ 10.20
Trust Account [Member]
Business Acquisition, Percentage of Voting Interests Acquired			80.00%
IPO [Member]
Stock Issued During Period, Shares, New Issues			14,375,000
Proceeds from Issuance Initial Public Offering			$ 143,750,000
IPO [Member] | Common Class A [Member]
Stock Issued During Period, Shares, New Issues						14,375,000			14,375,000
Redeem shares of common stock									13,026,951
Temporary Equity, Redemption Price Per Share									$ 10.28
Temporary Equity, Aggregate Amount of Redemption Requirement									$ 133,917,056
Common Stock, Shares, Outstanding									1,348,049
Common Stock, Par or Stated Value Per Share									$ 0.0001
Over-Allotment Option [Member]
Stock Issued During Period, Shares, New Issues			1,875,000
Share price		$ 0.35	$ 10.00
Number of share issued underwriters excluding deferred fees amount		$ 500,000
Number of share issued underwriters amount		$ 5,031,250
Private Placement [Member] | OmniLit Sponsor LLC [Member]
Class of Warrant or Right, Outstanding			6,201,750
Private Placement [Member] | Imperial Capital LLC [Member]
Class of Warrant or Right, Outstanding			575,000
Private Placement [Member] | I Bankers Securities Inc [Member]
Class of Warrant or Right, Outstanding			143,750
Private Placement Warrants [Member]
Stock Issued During Period, Shares, New Issues						6,920,500			6,920,500
Share price						$ 1.00			$ 1.00
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 1.00
Proceeds from Issuance of Warrants			$ 6,920,500